DEBT	12 Months Ended
Jun. 27, 2012
DEBT

8. DEBT

Long-term debt consists of the following (in thousands):

	2012	2011
Term loan	$237,500	$185,000
5.75% notes	289,709	289,557
Revolving credit facility	40,000	0
Capital lease obligations (see Note 9)	48,015	50,106

	615,224	524,663
Less current installments	(27,334)	(22,091)

	$587,890	$502,572

In August 2011, we executed a revised unsecured senior credit facility increasing total capacity from $400 million to $500 million. The maturity date of the revised credit facility is August 2016. The revised facility includes a $250 million revolver and a $250 million term loan. In connection with the revision of the facility, we increased the term loan borrowings by $70.0 million. During fiscal 2012, we paid our required installments totaling $17.5 million bringing the outstanding balance to $237.5 million. In April 2012, $40 million was drawn from the revolver to fund share repurchases, none of which was repaid. As of June 27, 2012, we had $210 million of credit available under the revolver.

The revised term loan and revolving credit facility bear interest at LIBOR plus an applicable margin, which is a function of our credit rating and debt to cash flow ratio, but is subject to a maximum of LIBOR plus 2.50%. Based on our current credit rating, we are paying interest at a rate of LIBOR plus 1.63%. One month LIBOR at June 27, 2012 was approximately 0.25%.

In May 2004, we issued $300.0 million of 5.75% notes and received proceeds totaling approximately $298.4 million prior to debt issuance costs. The notes require semi-annual interest payments and mature in June 2014.

Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. We are currently in compliance with all financial covenants.

Excluding capital lease obligations (see Note 9) our long-term debt maturities for the five years following June 27, 2012 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2013	$25,000
2014	314,709
2015	25,000
2016	25,000
2017	177,500
Thereafter	0

$567,209